Document and Entity Information	12 Months Ended
Dec. 31, 2015
Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	KEYW HOLDING CORP
Entity Central Index Key	0001487101